Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,310,958	$5,630,080

Banks — 25.3%
Australia & New Zealand Banking Group Ltd.	4,243,732	71,654,185
Commonwealth Bank of Australia	2,415,069	177,983,732
National Australia Bank Ltd.	4,495,068	96,751,512
Westpac Banking Corp.	4,969,307	80,701,117
		427,090,546
Beverages — 0.6%
Treasury Wine Estates Ltd.	1,024,551	9,675,575

Biotechnology — 8.3%
CSL Ltd.	683,707	140,473,441

Capital Markets — 4.6%
ASX Ltd.	274,778	13,245,348
Macquarie Group Ltd.	521,347	64,115,999
		77,361,347
Chemicals — 0.4%
Orica Ltd.	636,945	6,455,810

Commercial Services & Supplies — 1.0%
Brambles Ltd.	1,968,458	16,282,782

Construction Materials — 0.8%
James Hardie Industries PLC	632,538	12,698,179

Diversified Consumer Services — 0.4%
IDP Education Ltd.	295,530	6,084,491

Diversified Telecommunication Services — 0.9%
Telstra Corp. Ltd.	5,739,900	15,573,585

Electric Utilities — 0.8%
Origin Energy Ltd.	2,445,173	13,151,509

Equity Real Estate Investment Trusts (REITs) — 5.3%
Dexus	1,534,521	8,424,670
Goodman Group	2,401,872	31,776,598
GPT Group (The)	2,727,523	8,408,793
Mirvac Group	5,573,957	8,553,342
Scentre Group	7,366,936	15,026,250
Stockland.	3,388,219	8,846,208
Vicinity Ltd.	5,470,174	7,616,044
		88,651,905
Food & Staples Retailing — 4.2%
Coles Group Ltd.	1,896,653	21,905,468
Endeavour Group Ltd./Australia	1,906,221	9,052,067
Woolworths Group Ltd.	1,722,945	40,528,690
		71,486,225
Gas Utilities — 0.8%
APA Group.	1,674,676	12,777,097

Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	93,365	13,731,980

Health Care Providers & Services — 1.5%
Ramsay Health Care Ltd.	260,788	11,736,743
Sonic Healthcare Ltd.	647,347	14,299,307
		26,036,050
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.8%
Aristocrat Leisure Ltd.	849,554	$20,415,139
Lottery Corp. Ltd. (The)(a)	3,157,972	9,978,207
		30,393,346
Insurance — 3.1%
Insurance Australia Group Ltd.	3,508,588	11,430,335
Medibank Pvt Ltd.	3,899,745	7,780,702
QBE Insurance Group Ltd.	2,105,255	18,493,149
Suncorp Group Ltd.	1,792,072	14,583,771
		52,287,957
Interactive Media & Services — 0.8%
REA Group Ltd.	74,635	6,359,101
SEEK Ltd.	480,124	7,363,960
		13,723,061
IT Services — 0.9%
Computershare Ltd.	771,210	14,619,590
Metals & Mining — 22.9%
BHP Group Ltd.	7,190,145	223,292,426
BlueScope Steel Ltd.	667,947	8,050,716
Fortescue Metals Group Ltd.	2,403,562	31,990,606
IGO Ltd.	967,342	10,111,381
Mineral Resources Ltd.	241,943	14,572,779
Newcrest Mining Ltd.	1,267,650	17,261,862
Northern Star Resources Ltd.	1,653,716	12,108,081
Pilbara Minerals Ltd.(a)	3,600,913	11,389,594
Rio Tinto Ltd.	526,884	39,334,326
South32 Ltd.	6,569,339	18,246,533
		386,358,304
Multiline Retail — 3.2%
Wesfarmers Ltd.	1,609,742	53,620,658

Oil, Gas & Consumable Fuels — 6.1%
Ampol Ltd.	339,967	6,627,621
Santos Ltd.	4,524,412	22,568,408
Washington H Soul Pattinson & Co. Ltd.	306,063	5,924,751
Woodside Energy Group Ltd.	2,694,980	68,060,482
		103,181,262
Real Estate Management & Development — 0.3%
Lendlease Corp. Ltd.	985,836	5,146,956

Road & Rail — 0.4%
Aurizon Holdings Ltd.	2,600,459	6,758,789

Software — 1.1%
WiseTech Global Ltd.	208,467	8,335,704
Xero Ltd.(a)	191,688	9,525,986
		17,861,690
Trading Companies & Distributors — 0.2%
Reece Ltd.	322,139	3,404,809

Transportation Infrastructure — 2.5%
Transurban Group.	4,363,926	42,664,565

Total Long-Term Investments — 99.3%
(Cost: $1,924,350,103)		1,673,181,589

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	810,000	$810,000

Total Short-Term Securities — 0.1% (Cost: $810,000)		810,000

Total Investments — 99.4% (Cost: $1,925,160,103)		1,673,991,589

Other Assets Less Liabilities — 0.6%.		10,799,653

Net Assets — 100.0%		$1,684,791,242

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$130,000	$680,000	(a)	$—	$—	$—	$810,000	810,000	$4,343	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	99	12/15/22	$12,374	$489,808

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,673,181,589	$—	$1,673,181,589
Money Market Funds	810,000	—	—	810,000
	$810,000	$1,673,181,589	$—	$1,673,991,589

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$489,808	$—	$489,808

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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